Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest income	£ 31,288	£ 28,051	£ 17,645
Interest expense	(19,011)	(14,753)	(4,723)
Net interest income	12,277	13,298	12,922
Fee and commission income	2,943	2,926	2,790
Fee and commission expense	(1,184)	(1,095)	(1,070)
Net fee and commission income	1,759	1,831	1,720
Net trading income (losses)	17,825	18,049	(19,987)
Insurance revenue	3,291	3,008	2,461
Insurance service expense	(2,733)	(2,414)	(3,863)
Net (expense) income from reinsurance contracts held	(72)	2	62
Insurance service result	486	596	(1,340)
Other operating income	1,934	1,631	1,339
Other income	22,004	22,107	(18,268)
Total income	34,281	35,405	(5,346)
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(10,341)	(11,684)	15,893
Movement in third party interests in consolidated funds	(1,059)	(1,109)	1,035
Change in non-participating investment contracts	(4,878)	(3,983)	3,959
Net finance expense from insurance and participating investment contracts	(16,278)	(16,776)	20,887
Total income, after net finance expense in respect of insurance and investment contracts	18,003	18,629	15,541
Operating expenses	(11,601)	(10,823)	(9,237)
Impairment	(431)	(303)	(1,522)
Profit before tax	5,971	7,503	4,782
Tax expense	(1,494)	(1,985)	(859)
Profit for the year	4,477	5,518	3,923
Profit attributable to ordinary shareholders	3,923	4,933	3,389
Profit attributable to other equity holders	498	527	438
Profit attributable to equity holders	4,421	5,460	3,827
Profit attributable to non-controlling interests	£ 56	£ 58	£ 96
Basic earnings per share (in GBP per share)	£ 0.063	£ 0.076	£ 0.049
Diluted earnings per share (in GBP per share)	£ 0.062	£ 0.075	£ 0.049